UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    November 13, 2000

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/00
                         RUN DATE: 11/09/00  5:17 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   71

FORM 13F INFORMATION TABLE VALUE TOTAL:   $16,618,876,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/00

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT & T CORP.                   COM              001957109      391    13312 SH       SOLE                    13001        0      311
ABBOTT LABS                    COM              002824100      463     9737 SH       SOLE                     3445        0     6291
ALBERTSONS INC                 COM              013104104     2862   136273 SH       SOLE                   111773        0    24500
AMERICAN HOME PRODS CORP       COM              026609107     1673    29640 SH       SOLE                    18940        0    10700
AMERICAN INTL GROUP INC        COM              026874107   818528  8554176 SH       SOLE                  5383140        0  3171036
AMGEN INC                      COM              031162100   424502  6079238 SH       SOLE                  3824678        0  2254560
ANHEUSER BUSCH COS INC         COM              035229103      835    19742 SH       SOLE                    18020        0     1722
AUTOMATIC DATA PROCESSING      COM              053015103   946729 14156698 SH       SOLE                  8933194        0  5223504
AVAYA INC COM                  COM              053499109      644    28083 SH       SOLE                        0        0    28083
BP AMOCO ADS                   COM              055622104      973    18356 SH       SOLE                    16770        0     1586
BANK OF AMERICA                COM              060505104     1031    19678 SH       SOLE                    19318        0      360
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      329      159 SH       SOLE                       24        0      135
BRISTOL MYERS SQUIBB CO        COM              110122108   385230  6699647 SH       SOLE                  4251051        0  2448596
CVS CORPORATION                COM              126650100     2626    56710 SH       SOLE                    56400        0      310
CHASE MANHATTAN CORP NEW COM   COM              16161A108      201     4347 SH       SOLE                      485        0     3862
CISCO SYS INC                  COM              17275R102   532960  9646337 SH       SOLE                  6084686        0  3561651
CITIGROUP INC.                 COM              172967101     2027    37498 SH       SOLE                    32566        0     4932
CITIZENS COMMUNICATIONS CO COM COM              17453B101      136    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100   636405 11544768 SH       SOLE                  7285403        0  4259365
COLGATE PALMOLIVE CO           COM              194162103   571903 12116582 SH       SOLE                  7736054        0  4380528
DISNEY WALT PRODUCTIONS        COM              254687106   504122 13179661 SH       SOLE                  8326364        0  4853297
DOLLAR GEN CORP COM            COM              256669102    17537  1046987 SH       SOLE                  1025112        0    21875
DU PONT E I DE NEMOURS CO      COM              263534109      555    13579 SH       SOLE                    12636        0      943
EMC CORP MASS                  COM              268648102   736884  7405871 SH       SOLE                  4653583        0  2752288
EMERSON ELEC CO                COM              291011104     1225    18280 SH       SOLE                    15730        0     2550
EXXON MOBIL CORPORATION        COM              30231G102     1865    20927 SH       SOLE                    10233        0    10694
FPL GROUP INC                  COM              302571104      536     8150 SH       SOLE                     8150        0        0
FREDDIE MAC                    COM              313400301      457     8457 SH       SOLE                     6245        0     2212
FANNIE MAE                     COM              313586109   557162  7792481 SH       SOLE                  4927693        0  2864788
FIRST UNION CORP               COM              337358105      421    13094 SH       SOLE                     4191        0     8903
FOREST LABS INC                COM              345838106     1243    10840 SH       SOLE                    10640        0      200
GENERAL ELEC CO                COM              369604103   926888 16032666 SH       SOLE                 10115066        0  5917600
GILLETTE CO                    COM              375766102      435    14080 SH       SOLE                    12930        0     1150
HEWLETT PACKARD CO             COM              428236103   411038  8431557 SH       SOLE                  5341264        0  3090294
HOME DEPOT INC                 COM              437076102   611028 11542444 SH       SOLE                  7244174        0  4298270
INTEL CORP                     COM              458140100   325369  7828439 SH       SOLE                  4946018        0  2882421
INTERNATIONAL BUSINESS MACHINE COM              459200101   405850  3603548 SH       SOLE                  2286343        0  1317205
JOHNSON & JOHNSON              COM              478160104     1442    15346 SH       SOLE                    10911        0     4435
LILLY ELI & CO                 COM              532457108     1058    13045 SH       SOLE                    13045        0        0
LUCENT TECHNOLOGIES INC COM    COM              549463107   257568  8444860 SH       SOLE                  5361828        0  3083033
MBNA CORP                      COM              55262L100   360547  9364864 SH       SOLE                  5974572        0  3390293
MCDONALDS CORP                 COM              580135101      280     9290 SH       SOLE                     4990        0     4300
MEDTRONIC INC                  COM              585055106   514644  9932815 SH       SOLE                  6327862        0  3604953
MERCK & CO INC                 COM              589331107   626290  8413642 SH       SOLE                  5335227        0  3078415
MERCURY INTERACTIVE CORP COM   COM              589405109      234     1490 SH       SOLE                     1490        0        0
MICROSOFT CORP                 COM              594918104   446651  7405613 SH       SOLE                  4665415        0  2740198
MINNESOTA MNG & MFG CO         COM              604059105      303     3325 SH       SOLE                     2595        0      730
MORGAN J.P. & CO INC           COM              616880100      600     3670 SH       SOLE                      300        0     3370
MOTOROLA INC                   COM              620076109    11813   400434 SH       SOLE                   399244        0     1190
MUNICIPAL INVEST TRUST         MUTUAL FUNDS     62624V495       19    21433 SH       SOLE                    21433        0        0
NOKIA CORP SPONSORED ADR       COM              654902204   185351  4633787 SH       SOLE                  2877097        0  1756690
ORACLE SYS CORP COM            COM              68389X105   342115  8688635 SH       SOLE                  5527078        0  3161557
PEPSICO INC                    COM              713448108      546    11871 SH       SOLE                     9050        0     2821
PFIZER INC                     COM              717081103   802446 17863896 SH       SOLE                 11305512        0  6558384
PROCTER & GAMBLE CO            COM              742718109      337     5032 SH       SOLE                     3605        0     1427
SBC COMMUNICATIONS, INC        COM              78387G103     1755    35185 SH       SOLE                    35160        0       25
SCHERING PLOUGH CORP           COM              806605101   440303  9456164 SH       SOLE                  5995092        0  3461073
SMITHKLINE BEECHAM PLC ADR RPS COM              832378301      273     3975 SH       SOLE                     3975        0        0
SOLECTRON CORP COM             COM              834182107     3833    83091 SH       SOLE                    82291        0      800
STATE STR CORP                 COM              857477103   579643  4455364 SH       SOLE                  2829261        0  1626103
SUN MICROSYSTEM INC            COM              866810104   511496  4381122 SH       SOLE                  2793007        0  1588115
TARGET CORP                    COM              87612E106      834    32533 SH       SOLE                    32113        0      420
TEXAS INSTRUMENTS INC          COM              882508104   424887  8968599 SH       SOLE                  5647845        0  3320754
TYCO INTL LTD NEW COM          COM              902124106   398023  7672733 SH       SOLE                  4838707        0  2834027
UNITED TECHNOLOGIES CORP       COM              913017109      318     4578 SH       SOLE                     4445        0      133
VERIZON COMMUNICATIONS         COM              92343V104     1157    23891 SH       SOLE                    23566        0      325
WAL MART STORES INC            COM              931142103   326165  6777459 SH       SOLE                  4122515        0  2654944
WALGREEN COMPANY               COM              931422109   624496 16461190 SH       SOLE                 10402567        0  6058623
WELLS FARGO NEW                COM              949746101   627215 13653664 SH       SOLE                  8618099        0  5035565
WILLIAMS COS INC COM           COM              969457100      419     9910 SH       SOLE                     4010        0     5900
WORLDCOM INC                   COM              98157D106   292752  9637929 SH       SOLE                  6138602        0  3499328


LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME